BUSINESS ACQUISITION (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Cash and cash equivalents	$67,506
Advances to suppliers	406,273
Other receivables	308,158
Property, plant, and equipment	2,478,165
Identifiable intangible assets	3,600,746
Goodwill	6,152,243
Accounts payable	(223,030)
Salary payable	(108,535)
Other payables	(9,493)
$12,672,033

Schedule of Business Acquisition, Pro Forma Information [Table Text Block]
	Historical
			Pro Forma
	CNIT	Biznest	Adjustments	Pro Forma

Revenue	$38,634,747	$2,457,139	$(2,457,139)	$38,634,747
(Loss) income from operations-continuing operations	(29,091,319)	210,619	(780,619)	(29,661,319)
Net (loss)income-continuing operations	(24,087,098)	211,526	(780,619)	(24,656,191)
Weighted Average Number of Shares:
Basic and Diluted-continuing operations	30,601,209		1,234,764	31,835,973

Loss per share
Basic and Diluted-continuing operations	(0.79)			(0.78)

	Historical
			Pro Forma
	CNIT	Biznest	Adjustments	Pro Forma

Revenue	$55,419,831	$168,670	$(168,670)	$55,419,831
(Loss) income from operations-continuing operations	(119,969,315)	(746,529)	26,529	(120,689,315)
Net (loss) income –continuing operations	(118,511,760)	(746,519)	26,529	(119,231,750)
Weighted Average Number of Shares:
Basic and Diluted-continuing operations	27,356,504		1,543,455	28,899,959

Loss per share
Basic and Diluted-continuing operations	(4.33)			(4.13)